Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Comprehensive (loss) income
Net income	$ 15,059	$ 9,612	$ 15,996
Other comprehensive (loss) income:
Foreign currency translation adjustment, net of income tax (expense) recovery of ($445) for the year ended January 31, 2015 (January 31, 2014 – ($562); January 31, 2013 – $310)	(24,123)	(2,958)	1,932
Total other comprehensive (loss) income	(24,123)	(2,958)	1,932
Comprehensive (loss) income	$ (9,064)	$ 6,654	$ 17,928